Investment Securities - Cumulative Credit Related Other-Than Temporary Impairment Losses Recognized on One Debt Security (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Balance, beginning of the period	$ 288
Impairment losses recognized during the period	0
Realized losses from sales	(288)
Balance, end of period	$ 0